Financial Instruments - Derivative Instruments at Fair Value, Classification on Condensed Consolidated Balances Sheets (Detail) (Fair Value, Inputs, Level 2, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Inputs, Level 2
Derivatives, Fair Value [Line Items]
Swap Contracts and Options, Trade payables and accrued liabilities	$ (1,971)	$ (1,539)	$ (743)
Forward-Exchange Contracts, Trade payables and accrued liabilities	$ (147)	$ (102)	$ (401)